Derivative warrant liability - Assumptions (Details)	Dec. 31, 2021 Y $ / shares	Sep. 15, 2021 $ / shares Y
Fair value (CAD)
Derivative warrant liability
Measurement input	1.12	1.93
Share price (CAD)
Derivative warrant liability
Measurement input	3.11	4.43
Exercise price (CAD)
Derivative warrant liability
Measurement input	6.35	6.33
Expected volatility
Derivative warrant liability
Measurement input	64.72	62.06
Option life (years)
Derivative warrant liability
Measurement input | Y	4.71	5.0
Expected dividends
Derivative warrant liability
Measurement input	0	0